Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

www.drinkerbiddle.com

September 6, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Vivaldi Opportunities Fund (811-23255, 333-218180)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment (the “Amendment”) to the registration statement on Form N-2 (the “Registration Statement”) of Vivaldi Opportunities Fund. The Amendment is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of the Amendment is to (1) make certain changes to the Registration Statement in response to the Staff’s comments on the Registration Statement on Form N-2 filed on May 22, 2017; (2) incorporate certain financial information; and (3) make other non-material changes.

Questions and comments may be directed to the undersigned at (215) 988-2499 or, in my absence, to Jillian L. Bosmann at (215) 988-3307.

Very truly yours,

/s/ Carey L. Bell
Carey L. Bell